Principal Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives and Residual Rate (Detail) - Servers, Computers and Equipment [Member]	12 Months Ended
Dec. 31, 2018
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Residual rate	0.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Residual rate	5.00%